Concentrations (Tables)	12 Months Ended
Dec. 31, 2012
Risks and Uncertainties [Abstract]
Schedule of revenue

For the years ended December 31, 2012 and 2011, the Company had the following concentrations of revenues with customers:

Customer	December 31, 2012	December 31, 2011
A	15%	10%
B	11%	15%
C	35%	26%
H	14%	16%

Schedule of accounts receivable

For the years ended December 31, 2012 and 2011, the Company had the following concentrations of accounts receivable with customers:

Customer	December 31, 2012	December 31, 2011
A	13%	13%
B	30%	11%
C	20%	17%
D	3%	11%
E	0%	11%
F	0%	11%

Schedule of cost of sales	For the years ended December 31, 2012 and 2011, the Company had the following concentrations of purchases from vendors:
Vendor	December 31, 2012	December 31, 2011
A (Related Party)	99%	97%